Condensed Consolidated Statements of Changes in Shareholders' Deficit (Unaudited)	Common Stock [Member] Common Class A and Class B [Member] USD ($) shares	Common Stock [Member] Common Class A and Class B [Member] SGD ($) shares	Common Stock [Member] USD ($) shares	Common Stock [Member] SGD ($) shares	Additional Paid-in Capital [Member] USD ($)	Additional Paid-in Capital [Member] SGD ($)	Issued Shares, Amount Outstanding [Member] USD ($)	Issued Shares, Amount Outstanding [Member] SGD ($)	Shares Subscribed, Not Issued [Member] USD ($)	Shares Subscribed, Not Issued [Member] SGD ($)	AOCI Attributable to Parent [Member] USD ($)	AOCI Attributable to Parent [Member] SGD ($)	Retained Earnings [Member] USD ($)	Retained Earnings [Member] SGD ($)	USD ($) shares	SGD ($) shares		Issued Shares Outstnding [Member] USD ($)	Issued Shares Outstnding [Member] SGD ($)	Translation Reserve [Member] USD ($)	Translation Reserve [Member] SGD ($)	Subscription Receivables [Member] USD ($)	Subscription Receivables [Member] SGD ($)
Beginning balance, value at Apr. 30, 2023 | $		$ 2,654				$ 1,650,415								$ (4,670,222)		$ (3,017,153)
Balance, shares at Apr. 30, 2023 | shares	19,912,375	19,912,375
Net loss | $														(2,359,844)		(2,359,844)
Proceeds from Investors | $																8,296,364			8,296,364
Shares issued during the year | $		$ 837				8,333,615										837			(8,333,615)
Shares issued during the year, shares | shares	5,686,501	5,686,501
Ending balance, value at Apr. 30, 2024	$ 2,560	$ 3,491		$ 3,491	$ 7,322,288	9,984,030		$ (37,251)					$ (5,155,849)	(7,030,066)	$ 2,141,679	2,920,204		$ (27,320)	(37,251)				$ (37,251)
Balance, shares at Apr. 30, 2024 | shares	25,598,876	25,598,876	25,598,876	25,598,876
Net loss | $														(2,019,092)		(2,019,092)	[1]
Receipt of subscription monies | $										255,195						255,195
Ending balance, value at Oct. 31, 2024			$ 2,683	$ 3,491	7,672,727	9,984,030	$ (28,627)	(37,251)	$ 196,117	255,195			(6,954,278)	(9,049,158)	888,622	1,156,307
Balance, shares at Oct. 31, 2024 | shares			25,598,876	25,598,876
Beginning balance, value at Apr. 30, 2024	$ 2,560	$ 3,491		$ 3,491	7,322,288	9,984,030		(37,251)					(5,155,849)	(7,030,066)	2,141,679	2,920,204		$ (27,320)	$ (37,251)				(37,251)
Balance, shares at Apr. 30, 2024 | shares	25,598,876	25,598,876	25,598,876	25,598,876
Net loss														(5,137,064)	(3,934,994)	(5,137,064)
Shares issued during the year		$ 17				255,178									$ 193,000	$ 255,195
Shares issued during the year, shares | shares	128,125	128,125													128,125	128,125
Translation Gain/(Loss) | $												(1,143)				$ (1,143)
Ending balance, value at Apr. 30, 2025	$ 2,687	$ 3,508			7,843,234	10,239,208		(37,251)			$ (876)	(1,143)	(9,320,022)	(12,167,130)	$ (1,503,511)	(1,962,808)						$ (28,534)	$ (37,251)
Balance, shares at Apr. 30, 2025 | shares	25,727,001	25,727,001	25,727,001	25,727,001
Net loss														(1,505,248)	(1,156,784)	(1,505,248)
Translation Reserve | $												(4,178)				(4,178)
Ending balance, value at Oct. 31, 2025	$ 2,695	$ 3,508			$ 7,868,830	$ 10,239,208	$ (28,627)	$ (37,251)			$ (4,089)	$ (5,321)	$ (10,507,222)	$ (13,672,378)	$ (2,668,413)	$ (3,472,234)
Balance, shares at Oct. 31, 2025 | shares			25,727,001	25,727,001

[1]	Comparative amounts of S$72,914 were reclassified from costs of goods sold to employee benefits expenses (S$63,287) and other operating expenses (S$9,627) for consistency in presentation. Since the amounts were reclassification within costs of goods sold and operating expenses, the reclassification does not have any impact on the net loss.